Virtus Core Equity Fund,

a series of Virtus Insight Trust

Supplement dated June 26, 2012 to the Summary Prospectus,

Statutory Prospectus and Statement of Additional Information,

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

The Board of Trustees of Virtus Insight Trust (the “Board”), on behalf of Virtus Core Equity Fund, has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) relating to the proposed combination of Virtus Core Equity Fund, a series of Virtus Insight Trust, with and into Virtus Growth & Income Fund, a series of Virtus Equity Trust.

Merging Fund	Surviving Fund
Virtus Core Equity Fund	Virtus Growth & Income Fund

Pursuant to the Agreement, Virtus Core Equity Fund will transfer all or substantially all of its assets to Virtus Growth & Income Fund in exchange for shares of Virtus Growth & Income Fund and the assumption by Virtus Growth & Income Fund of all liabilities of Virtus Core Equity Fund. Following the exchange, Virtus Core Equity Fund will distribute the shares of Virtus Growth & Income Fund to its shareholders pro rata, in liquidation of Virtus Core Equity Fund.

The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of Virtus Core Equity Fund. It is currently anticipated that these matters will be submitted for shareholder approval during the third quarter of 2012. Additional information about the reorganization, as well as information about Virtus Growth & Income Fund, will be distributed to shareholders of Virtus Core Equity Fund in the form of a Prospectus/Proxy Statement.

Investors should retain this supplement with the Prospectuses and Statement of

Additional Information for future reference.

VIT 8003/CEF Merger (6/12)

Virtus Value Equity Fund,

a series of Virtus Insight Trust

Supplement dated June 26, 2012 to the Summary Prospectus,

Statutory Prospectus and Statement of Additional Information,

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

The Board of Trustees of Virtus Insight Trust (the “Board”), on behalf of Virtus Value Equity Fund, has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) relating to the proposed combination of Virtus Value Equity Fund, a series of Virtus Insight Trust, with and into Virtus Quality Large-Cap Value Fund, a series of Virtus Equity Trust.

Merging Fund	Surviving Fund
Virtus Value Equity Fund	Virtus Quality Large-Cap Value Fund

Pursuant to the Agreement, Virtus Value Equity Fund will transfer all or substantially all of its assets to Virtus Quality Large-Cap Value Fund in exchange for shares of Virtus Quality Large-Cap Value Fund and the assumption by Virtus Quality Large-Cap Value Fund of all liabilities of Virtus Value Equity Fund. Following the exchange, Virtus Value Equity Fund will distribute the shares of Virtus Quality Large-Cap Value Fund to its shareholders pro rata, in liquidation of Virtus Value Equity Fund.

The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of Virtus Value Equity Fund. It is currently anticipated that these matters will be submitted for shareholder approval during the third quarter of 2012. Additional information about the reorganization, as well as information about Virtus Quality Large-Cap Value Fund, will be distributed to shareholders of Virtus Value Equity Fund in the form of a Prospectus/Proxy Statement.

Investors should retain this supplement with the Prospectuses and Statement of

Additional Information for future reference.

VIT 8003/VEF Merger (6/12)